Note 20 - Other Operating (Loss) Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Write-off of Accrued Liabilities	$ 3,137
Allowance for Doubtful Accounts Receivable, Write-offs		$ 737
Write-off of Provisional Operating Expense		264
Write-off of Voyage Expense		$ 199
Gain (Loss) on Termination Fees			$ 500
M/T Ioannis P. and M/V Pepito [Member]
Gain (Loss) on Settlement of Commissions			$ 361
Unearened Revenue [Member]
Write-off of Accrued Liabilities	2,043
Brokerage Commissions [Member]
Write-off of Accrued Liabilities	$ 1,094